Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2020
Document Effective Date	Aug. 01, 2020
Prospectus Date	Aug. 01, 2020
Tactical Income ETF | Tactical Income ETF
Prospectus [Line Items]
Trading Symbol	TBMD